BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES (Policy)	6 Months Ended
Jun. 30, 2018
Policy Text Block [Abstract]
Statement Of IFRS Compliance

a) Statement of compliance

The interim consolidated financial statements have been prepared in accordance with IAS 34, Interim Financial Reporting.

Certain information and footnote disclosures normally included in the annual audited consolidated financial statements prepared in accordance with International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board (“IASB”), have been omitted or condensed. These interim consolidated financial statements should be read in conjunction with Brookfield Renewable’s December 31, 2017 audited consolidated financial statements. Except for the recently adopted IFRS 9, Financial Instruments (“IFRS 9”) and IFRS 15, Revenue from Contracts with Customers (“IFRS 15”), the interim consolidated statements have been prepared on a basis consistent with the accounting policies disclosed in the December 31, 2017 audited consolidated financial statements.

The interim consolidated financial statements are unaudited and reflect adjustments (consisting of normal recurring adjustments) that are, in the opinion of management, necessary to provide a fair statement of results for the interim periods in accordance with IFRS.

The results reported in these interim consolidated financial statements should not be regarded as necessarily indicative of results that may be expected for an entire year. The policies set out below are consistently applied to all periods presented, unless otherwise noted.

These consolidated financial statements have been authorized for issuance by the Board of Directors of its general partner, BRPL, on August 3, 2018.

Certain comparative figures have been reclassified to conform to the current year’s presentation.

References to $, C$, €, R$, COP, and ZAR are to United States (“U.S.”) dollars, Canadian dollars, Euros, Brazilian reais, Colombian pesos, and South African rand, respectively.

All figures are presented in millions of U.S. dollars unless otherwise noted.

Basis of preparation

(b) Basis of preparation

The interim consolidated financial statements have been prepared on the basis of historical cost, except for the revaluation of property, plant and equipment and certain assets and liabilities which have been measured at fair value. Cost is recorded based on the fair value of the consideration given in exchange for assets.

Consolidation

These interim consolidated financial statements include the accounts of Brookfield Renewable and its subsidiaries, which are the entities over which Brookfield Renewable has control. An investor controls an investee when it is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Non-controlling interests in the equity of Brookfield Renewable’s subsidiaries are shown separately in equity in the interim consolidated statements of financial position.

Revenue Recognition

The majority of revenue is derived from the sale of power and power related ancillary services both under contract and in the open market, sourced from Brookfield Renewable’s power generating facilities. The obligations are satisfied over time as the customer simultaneously receives and consumes benefits as Brookfield Renewable delivers electricity and related products. Revenue is recorded based upon the output delivered and capacity provided at rates specified under either contract terms or prevailing market rates. The revenue reflects the consideration Brookfield Renewable expects to be entitled to in exchange for those goods or services. Costs related to the purchases of power or fuel are recorded upon delivery. All other costs are recorded as incurred.

Details of the revenue recognized per geographical region are included in Note 5 – Segmented information.

Brookfield Renewable has elected the practical expedient available under IFRS 15 for measuring progress toward complete satisfaction of a performance obligation and for disclosure requirements of remaining performance obligations. The practical expedient allows an entity to recognize revenue in the amount to which the entity has the right to invoice such that the entity has a right to the consideration in an amount that corresponds directly with the value to the customer for performance completed to date by the entity.

Brookfield Renewable also sells power and related products under bundled arrangements. Energy, capacity and renewable credits within power purchase agreements (“PPA”) are considered to be distinct performance obligations. A contract’s transaction price is allocated to each distinct performance obligation and recognized as revenue when, or as, the performance obligation is satisfied under IFRS 15. Brookfield Renewable views the sale of energy and capacity as a series of distinct goods that is substantially the same and has the same pattern of transfer measured by the output method. Brookfield Renewable views renewable credits to be performance obligations satisfied at a point in time. Measurement of satisfaction and transfer of control to the customer of renewable credits in a bundled arrangement coincides with the pattern of revenue recognition of the underlying energy generation. Accordingly, Brookfield Renewable has determined that the pattern of revenue recognition under IFRS 15 is consistent with IAS 18.

Revenues recognized that are outside the scope of IFRS 15 include realized gains and losses from derivatives used in the risk management of the Brookfield Renewable's generation activities related to commodity prices. Financial transactions included in revenues for the three and six months ended June 30, 2018 decreased revenues by $6 million and $17 million, respectively (2017: $5 million and $8 million, respectively).

Changes to and impact of financial instrument accounting policies

(d) Changes to and impact of financial instrument accounting policies

The following accounting policies are applicable to the accounting for financial instruments from January 1, 2018 under IFRS 9 and differ from past practice under IAS 39. For the accounting policies that apply to comparative information, refer to the December 31, 2017 audited consolidated financial statements.

Recognition and Derecognition

Recognition and Derecognition

Regular purchases and sales of financial assets are recognized on the trade-date, being the date on which Brookfield Renewable commits to purchase or sell the asset. Financial assets are derecognized when the rights to receive cash flows from the financial assets have expired or have been transferred and Brookfield Renewable has transferred substantially all the risk and rewards of ownership.

Classification

Classification

From January 1, 2018, Brookfield Renewable classified its financial assets in the following measurement categories:

  Those measured at fair value through other comprehensive income (“FVOCI”);
  Those measured at fair value through profit and loss (“FVPL”); and
  Those measured at amortized cost.

The classification of financial assets depends on the Brookfield Renewable’s business objectives for managing the financial assets and whether contractual terms of the cash flows are considered solely payments of principal and interest. For assets measured at fair value, gains and losses will either be recorded in profit and loss or other comprehensive income (“OCI”) depending on the business objective. Brookfield Renewable reclassifies financial assets when and only when its business objective for managing those assets changes.

Equity investments are classified either as FVPL or FVOCI, depending on Brookfield Renewable’s objectives for managing the investment with assets acquired for purposes other than short term trading designated as FVOCI.

Classification of financial liabilities under IFRS 9 is unchanged from IAS 39.

Measurement

Measurement

At initial recognition, financial assets are measured at fair value. For financial assets not classified as FVPL, transaction costs are included in the initial measurement. For assets classified as FVPL, transaction costs are expensed as incurred.

Under IFRS 9, embedded derivatives are not separated from financial assets, but variability in cash flows is considered in determining whether such cash flows are solely for payments of principal and interest. Accounting for embedded derivatives in financial liabilities and non-financial host contracts has not changed.

Subsequent measurement of financial assets depends on the business objective for managing the asset and the cash flow characteristics of the asset. Measurement of assets within the three categories are as follows:

Amortized cost – Assets held for collection of contractual cash flows that represent solely payments of principal and interest are measured at amortized cost. Interest income is recognized as other income in the financial statements, and gains/losses are recognized in profit or loss when the asset is derecognized or impaired.

FVOCI – Debt Instruments: Assets held to achieve a particular business objective by collecting contractual cash flows that consist solely of payments of principal and interest outstanding and selling financial assets are measured at FVOCI. Movements in the carry amount are taken through OCI, except for the recognition of impairment gains or losses, interest revenue and foreign exchange gains and losses, which are recognized in profit and loss. When the financial asset is derecognized, the cumulative gain or loss previously recognized in OCI is reclassified from equity to profit or loss. Interest income from these financial assets is included in “Other Income” using the effective interest rate method.

FVOCI – Equity Instruments: Assets held to achieve a particular business objective other than short term trading are designated at FVOCI. Unlike debt instruments designated at FVOCI, there is no recycling of gains or losses through profit and loss. Upon derecognition of the asset, accumulated gains or losses are transferred from OCI directly to retained earnings.

FVPL – Assets that do not meet the criteria for amortized cost or FVOCI are measured at FVPL.

IFRS 9 requirements for measurement of financial liabilities are aligned with IAS 39, with the exception that IFRS 9 introduces an additional requirement to present the change in fair value due to changes in Brookfield Renewable’s own credit risk in OCI instead of profit and loss in the case of liabilities designated under the fair value option as FVPL.

Impairment

Impairment

From January 1, 2018, Brookfield Renewable assesses on a forward-looking basis the expected credit losses (“ECL”) associated with its assets carried at amortized cost and FVOCI, including finance lease receivables. For trade receivables only, Brookfield Renewable applies the simplified approach permitted by IFRS 9, which requires expected lifetime losses to be recognized from initial recognition of the receivables. The simplified approach to the recognition of ECL does not require entities to track the changes in credit risk; rather, entities recognize a loss allowance at each reporting date based on the lifetime ECL since the date of initial recognition of the trade receivable.

Evidence of impairment may include:

  Indications that a debtor or group of debtors is experiencing significant financial difficulty;
  A default of delinquency in interest or principal payments;
  Probability that a debtor or a group of debtors will enter into bankruptcy or other financial reorganization;
  Changes in arrears or economic conditions that correlate with defaults, where observable data indicates that there is a measureable decrease in the estimated future cash flows.

Trade receivables are reviewed qualitatively on a case by case basis to determine if they need to be written off.

ECL are measured as the difference in the present value of the contractual cash flows that are due under contract and the cash flows expected to be received. ECL is measured by considering the risk of default over the contract period and incorporates forward looking information into its measurement.

Measurement of ECL on financial assets resulted in immaterial amounts; therefore, an allowance for doubtful accounts was not recorded.

Derivatives and hedge accounting

Derivatives and hedge accounting

Derivatives are initially recognized at fair value on the date a derivative contract is entered into and are subsequently remeasured to their fair value at the end of each reporting period. The accounting for subsequent changes in fair value depends on whether the derivative is designated as a hedging instrument, and if so, the nature of the item being hedged and the type of hedge relationship designated.

Brookfield Renewable designates its derivatives as hedges of:

  Foreign exchange risk associated with the cash flows of highly probable forecast transactions (cash flow hedges);
  Foreign exchange risk associated with net investment in foreign operations (net investment hedges);
  Commodity price risk associated with cash flows of highly probable forecast transactions (cash flow hedges); and
  Floating interest rate risk associated with payments of debts (cash flow hedges).

The fair values of various derivative financial instruments used for hedging purposes and movements in the hedge reserve within equity are shown in Note 4.

When a hedging instrument expires, is sold, is terminated, or no longer meets the criteria for hedge accounting, any cumulative deferred gain or loss and deferred costs of hedging in equity at that time remain in equity until the forecasted transaction occurs. When the forecasted transaction is no longer expected to occur, the cumulative gain or loss and deferred costs of hedging are immediately reclassified to profit and loss.

If the hedge ratio for risk management purposes is no longer optimal but the risk management objective remains unchanged and the hedge continues to qualify for hedge accounting, the hedge relationship will be rebalanced by adjusting either the volume of the hedging instrument or the volume of the hedged item so that the hedge ratio aligns with the ratio used for risk management purposes. Any hedge ineffectiveness is calculated and accounted for in profit and loss at the time of the hedge relationship rebalancing.

Cash flow hedges that qualify for hedge accounting

The effective portion of changes in the fair value of derivatives that are designated and qualify as cash flow hedges is recognized in the cash flow hedge reserve within equity, limited to the cumulative change in fair value of the hedged item on a present value basis from the inception of the hedge. The gain or loss relating to the ineffective portion is recognized immediately in profit and loss, within “unrealized financial instruments gain (loss)”.

Gains and losses relating to the effective portion of the change in fair value of the entire forward contract are recognized in the cash flow hedge reserve within equity. Amounts accumulated in equity are reclassified in the period when the hedged item affects profit and loss.

Net investment hedges that qualify for hedge accounting

Hedges of net investments in foreign operations are accounted for similarly to cash flow hedges. Any gain or loss on the hedging instrument relating to the effective portion of the hedge is recognized in OCI and accumulated in reserves in equity. The gain or loss relating to the ineffective portion is recognized immediately in profit and loss within “foreign exchange and unrealized financial instruments gain (loss)”. Gains and losses accumulated in equity will be reclassified to profit and loss when the foreign operation is partially disposed of or sold.

Hedge ineffectiveness

Brookfield Renewable’s hedging policy only allows for the use of derivative instruments that form effective hedge relationships. Hedge effectiveness is determined at the inception of the hedge relationship and through periodic prospective effectiveness assessments to ensure that an economic relationship exists between the hedged item and hedging instrument. Where the critical terms of the hedging instrument match exactly with the terms of the hedged item, a qualitative assessment of effectiveness is performed. For other hedge relationships, the hypothetical derivative method to assess effectiveness is used.

Future changes in accounting policies

(e) Future changes in accounting policies

The following table provides a brief description of accounting standards issued but not yet effective, none of which will be early adopted by Brookfield Renewable:

Standard	Description	Effective date	Effect on financial statements
In January 2016, the IASB issued IFRS 16, Leases (“IFRS 16”).	IFRS 16 brings most leases onto the statement of financial position for lessees under a single model, eliminating the distinction between operating and finance leases. Lessor accounting remains largely unchanged and the distinction between operating and finance leases is retained. Under IFRS 16 a lessee recognizes a right-of-use asset and a lease liability. The right-of-use asset is treated similarly to other non-financial assets and depreciated accordingly, and the liability accrues interest. The lease liability is initially measured at the present value of the lease payments payable over the lease term, discounted at the rate implicit in the lease. Lessees are permitted to make an accounting policy election, by class of underlying asset, to apply a method like IAS 17’s operating lease accounting and not recognize lease assets and lease liabilities for leases with a lease term of 12 months or less, and on a lease-by-lease basis, to apply a method similar to current operating lease accounting to leases for which the underlying asset is of low value. IFRS 16 supersedes IAS 17, Leases and related interpretations. A lessee will apply IFRS 16 to its leases either retrospectively to each prior reporting period presented or retrospectively with the cumulative effect of initially applying IFRS 16 being recognized at the date of initial application.	The standard has a mandatory effective date for annual periods beginning on or after January 1, 2019, with early adoption permitted.	Management has formed its adoption working group and participated in planning sessions with Brookfield Asset Management. Initial scoping has been completed and preliminary quantification is underway.Management continues to evaluate the impact of IFRS 16 on the consolidated financial statements and the related internal controls over financial reporting, including IT systems used by the Partnership.

IFRS 9 [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Recently adopted accounting standards

IFRS 9 – Financial instruments

Brookfield Renewable adopted IFRS 9, as issued by the IASB in 2014, which provide more reliable and relevant information for users to assess the amounts, timing and uncertainty of future cash flows. The new accounting policies were applied retrospectively from January 1, 2018 and, in accordance with the transitional provisions in IFRS 9, comparative figures were not restated. The adoption of IFRS 9 did not result in any material transition adjustments being recognized as at January 1, 2018

IFRS 9 replaces certain provisions of IAS 39, “Financial Instruments Recognition and Measurement” (“IAS 39”) that relate to the recognition, classification and measurement of financial assets and financial liabilities; derecognition of financial instruments; impairment of financial assets; and hedge accounting. IFRS 9 also significantly amends other standards dealing with financial instruments such as IFRS 7, “Financial Instruments: Disclosures”.

IFRS 15 [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Recently adopted accounting standards

IFRS 15 – Revenue from contracts with customers

On January 1, 2018 Brookfield Renewable adopted IFRS 15 using the modified retrospective method applied to those contracts which were not completed as of January 1, 2018. The new standard replaces the majority of existing IFRS requirements on revenue recognition including IAS 18, Revenue, IAS 11, Construction Contracts and related interpretations. The core principle of the standard is to recognize revenue to depict the transfer of goods and services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods and services. The standard has prescribed a five-step model to apply the principles which requires the identification of a contract with a customer, the identification of performance obligations with the contract, determination of the transaction price, the allocation of the transaction price to the performance obligations and the recognition of revenue when performance obligations have been satisfied. The standard also specifies how to account for the incremental costs of obtaining a contract and the costs directly related to fulfilling a contract as well as requiring more informative and relevant disclosures. IFRS 15 applies to nearly all contracts with customers, unless covered by another standard, such as leases, financial instruments and insurance contracts.

The pattern and timing of revenue recognition under the new standard is consistent with prior practice. There have been no adjustments recognized on the adoption of IFRS 15.